                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A


                                                              File No. 333-38801
                                                              File No. 811-8457



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ x ]



              Pre-Effective Amendment No.  ______                          [   ]


              Post-Effective Amendment No.   1                             [ x ]
                                           ------



                                       AND



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ x ]



              Amendment No.   2
                            -----

                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 751-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             March 22, 1998
                                                                 --------------


It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b)

     _____ on (date) pursuant to paragraph (b)

     _____ 60 days after filing pursuant to paragraph (a)(1)

     __X__ on March 22, 1998 pursuant to paragraph (a)(1)

     _____ 75 days after filing pursuant to paragraph (a)(2)

     _____ on (date) pursuant to paragraph (a)(2) of Rule 485

                      Title of Securities Being Registered

The securities being registered are a number of individual classes of separate series of shares of beneficial interest of Delaware Group Foundation Funds, a Delaware business trust, as follows:

                                Income Portfolio
                                ----------------
                            Income Portfolio A Class
                            Income Portfolio B Class
                            Income Portfolio C Class
                      Income Portfolio Institutional Class

                               Balanced Portfolio
                               ------------------
                           Balanced Portfolio A Class
                           Balanced Portfolio B Class
                           Balanced Portfolio C Class
                     Balanced Portfolio Institutional Class

                                Growth Portfolio
                                ----------------
                            Growth Portfolio A Class
                            Growth Portfolio B Class
                            Growth Portfolio C Class
                      Growth Portfolio Institutional Class

                             --- C O N T E N T S ---




                1.     Facing Page

                2.     Contents Page

                3.     Cross-Reference Sheet

                4.     Part A - Prospectuses*

                5.     Part B - Statements of Additional Information

                6.     Part C - Other Information

                7.     Signatures

*This Post-Effective Amendment relates to the Registrant's 3 series of shares and their classes: Income Portfolio A Class Income Portfolio B Class, Income Portfolio C Class, Income Portfolio Institutional Class, Balanced Portfolio A Class, Balanced Portfolio B Class, Balanced Portfolio C Class, Balanced Portfolio Institutional Class, Growth Portfolio A Class, Growth Portfolio B Class, Growth Portfolio C Class and Growth Portfolio Institutional Class. Shares of each Portfolio are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C. The Registrant's Income Portfolio, Balanced Portfolio and Growth Portfolio A Class, B Class and C Class Prospectus and Income Portfolio, Balanced Portfolio and Growth Portfolio Institutional Class Prospectus each dated December 31, 1997 are incorporated into this filing by reference to the electronic filing of those Prospectuses on Form N-1A on December 30, 1997.

                              CROSS-REFERENCE SHEET
                                     PART A

                                                                                                 Location in
Item No.      Description                                                                        Prospectuses*
--------      -----------                                                                        -------------

                                                                                                  Income Portfolio
                                                                                                 Balanced Portfolio
                                                                                                  Growth Portfolio
                                                                                             A Class/         Institutional
                                                                                             B Class/             Class
                                                                                              C Class

          1         Cover Page......................................................           Cover                 Cover

          2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                            Summary of            Summary of
                                                                                             Expenses              Expenses

          3         Condensed Financial Information.................................         Financial             Financial
                                                                                            Highlights            Highlights

          4         General Description of Registrant ..............................        Investment            Investment
                                                                                          Objectives and        Objectives and
                                                                                         Policies; Shares;     Policies; Shares;
                                                                                        Investments of the    Investments of the
                                                                                        Underlying Funds;     Underlying Funds;
                                                                                         Other Investment      Other Investment
                                                                                           Policies and          Policies and
                                                                                           Risk Factors          Risk Factors

          5         Management of the Fund .........................................       Management of         Management of
                                                                                          the Portfolios        the Portfolios

          6         Capital Stock and Other Securities .............................         Delaware            Dividends and
                                                                                            Difference;         Distributions;
                                                                                           Dividends and            Taxes;
                                                                                          Distributions;            Shares
                                                                                           Taxes; Shares

          7         Purchase of Securities Being Offered............................          Cover;                Cover;
                                                                                            How to Buy        How to Buy Shares;
                                                                                       Shares; Calculation      Calculation of
                                                                                         of Offering Price         Net Asset
                                                                                           and Net Asset       Value Per Share;
                                                                                         Value Per Share;        Management of
                                                                                           Management of        the Portfolios
                                                                                          the Portfolios


                              CROSS-REFERENCE SHEET
                                     PART A
                                   (continued)


                                                                                                    Location in
     Item No.       Description                                                                     Prospectuses*
     --------       -----------                                                                     -------------

                                                                                                  Income Portfolio
                                                                                                 Balanced Portfolio
                                                                                                  Growth Portfolio
                                                                                             A Class/         Institutional
                                                                                             B Class/             Class
                                                                                              C Class


          8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                             Shares;               Shares;
                                                                                          Redemption and        Redemption and
                                                                                             Exchange              Exchange

          9         Pending Legal Proceedings.......................................           None                  None


* The Registrant's Income Portfolio, Balanced Portfolio and Growth Portfolio A Class, B Class and C Class Prospectus and Income Portfolio, Balanced Portfolio and Growth Portfolio Institutional Class Prospectus each dated December 31, 1997 are incorporated into this filing by reference to the electronic filing of those Prospectuses on Form N-1A on December 30, 1997.

                              CROSS-REFERENCE SHEET
                                     PART B


                                                                                               Location in Statement
     Item No.       Description                                                               of Additional Information
     --------       -----------                                                               -------------------------


         10         Cover Page..........................................................                Cover

         11         Table of Contents...................................................          Table of Contents

         12         General Information and History.....................................         General Information

         13         Investment Objectives and Policies..................................        Investment Objectives
                                                                                                    and Policies

          14        Management of the Registrant........................................        Officers and Trustees


          15        Control Persons and Principal Holders
                    of Securities.......................................................        Officers and Trustees

          16        Investment Advisory and Other Services..............................       Plans Under Rule 12b-1
                                                                                                for the Fund Classes
                                                                                             (under Purchasing Shares);
                                                                                                  Asset Allocation
                                                                                              Agreements; Officers and
                                                                                           Trustees; General Information;
                                                                                                Financial Statements

         17         Brokerage Allocation................................................          Trading Practices
                                                                                                    and Brokerage

         18         Capital Stock and Other Securities..................................         Capitalization and
                                                                                                Noncumulative Voting
                                                                                             (under General Information)

         19         Purchase, Redemption and Pricing of
                    Securities Being Offered............................................         Purchasing Shares;
                                                                                             Determining Offering Price
                                                                                                and Net Asset Value;
                                                                                             Redemption and Repurchase;
                                                                                                 Exchange Privilege

                              CROSS-REFERENCE SHEET
                                     PART B
                                   (Continued)

                                                                                               Location in Statement
     Item No.       Description                                                               of Additional Information
     --------       -----------                                                               -------------------------

          20        Tax Status..........................................................                Taxes

          21        Underwriters .......................................................          Purchasing Shares

          22        Calculation of Performance Data.....................................       Performance Information

          23        Financial Statements................................................        Financial Statements


                              CROSS REFERENCE SHEET

                                     PART C

                                                                                                      Location
     Item No.       Description                                                                       in Part C
     --------       -----------                                                                       ---------

         24         Financial Statements and Exhibits...................................               Item 24

         25         Persons Controlled by or under Common
                    Control with Registrant.............................................               Item 25

         26         Number of Holders of Securities.....................................               Item 26

         27         Indemnification.....................................................               Item 27

         28         Business and Other Connections of
                    Investment Adviser..................................................               Item 28

         29         Principal Underwriters..............................................               Item 29

         30         Location of Accounts and Records....................................               Item 30

         31         Management Services.................................................               Item 31

         32         Undertakings........................................................               Item 32


The Registrant's Income Portfolio, Balanced Portfolio and Growth Portfolio A Class, B Class and C Class Prospectus and Income Portfolio, Balanced Portfolio and Growth Portfolio Institutional Class Prospectus each dated December 31, 1997 are incorporated into this filing by reference to the electronic filing of those Prospectuses on Form N-1A on December 30, 1997.

         The Delaware Group includes      --------------------------------------
funds with a wide range of investment
objectives. Stock funds, income funds,
national and state-specific tax-exempt    DELAWARE GROUP FOUNDATION FUNDS
funds, money market funds, global and
international funds and closed-end        --------------------------------------
funds give investors the ability to
create a portfolio that fits their
personal financial goals. For more        INCOME PORTFOLIO
information, shareholders of the Fund     --------------------------------------
Classes should contact their financial
adviser or call Delaware Group at
800-523-4640, and shareholders of the     BALANCED PORTFOLIO
Institutional Class should contact        --------------------------------------
Delaware Group at 800-828-5052.

INVESTMENT MANAGER                        GROWTH  PORTFOLIO
Delaware Management Company, Inc.         --------------------------------------
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103
                                          PART B
SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,                      STATEMENT OF
ACCOUNTING SERVICES                       ADDITIONAL INFORMATION
AND TRANSFER AGENT
Delaware Service Company, Inc.            --------------------------------------
1818 Market Street
Philadelphia, PA 19103

                                          JANUARY 22, 1998
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

                                    DELAWARE
                                      GROUP

--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                               JANUARY 22, 1998
--------------------------------------------------------------------------------


DELAWARE GROUP FOUNDATIONS FUNDS

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA 19103

--------------------------------------------------------------------------------
For more information about the Institutional Classes: 800-828-5052

For Prospectus and Performance of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------

TABLE OF CONTENTS


--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Objectives and Policies
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and   Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Dividends and Realized Securities   Profits Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Asset Allocation Agreements
--------------------------------------------------------------------------------
Officers and Trustees
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A--IRA Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Delaware Group Foundation Funds (the "Trust") is a professionally-managed mutual fund of the series type which currently offers three series of shares: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

         Each Portfolio offers three retail classes: Class A Shares, Class B Shares and Class C Shares (collectively referred to as the "Fund Classes"). Each Portfolio also offers an Institutional Class shares (collectively, the "Institutional Classes").


         Class B Shares, Class C Shares and Institutional Class shares of each Portfolio may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75%, and annual 12b-1 Plan expenses that may not exceed 0.30% and have currently been fixed by the Board at 0.25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment. See Distribution and
Service under   Asset Allocation Agreements.


         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Portfolios dated December 31, 1997, as they may be amended from time to time. Part B should be read in conjunction with the respective class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each class' Prospectus. A Prospectus for each class may be obtained by writing or calling your investment dealer or by contacting the Trust's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all classes of shares of the Trust, except where noted. Capitalized terms not otherwise defined herein should have the meanings ascribed to them in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions

         The following restrictions are fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Portfolio, which is the lesser of more than 50% of the outstanding voting securities or 67% of the voting securities of the affected Portfolio present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.


         1. Each such Portfolio will not invest   more than 25% of its total
assets in any one industry (including investments in Underlying Funds that concentrate in that industry) provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities . For purposes of this restriction, investments in the Underlying Funds will not be deemed to be investments in "investment company" industry.

         2. Each such Portfolio will not make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that each Portfolio may loan its assets (other than shares of the Underlying Funds) to qualified broker/dealers or institutional investors.


         3. Each such Portfolio will not engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an underwriter under the Securities Act of 1933. No limit is placed on the proportion of the Portfolio's assets which may be invested in such securities.

         4. Each such Portfolio will not borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Portfolio may engage in short sales, purchase securities on margin, and write put and call options.

         5. Each such Portfolio will not purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         6. Purchase or sell real estate; provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         In addition to the above fundamental investment restrictions, each Portfolio has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. No Portfolio will invest for the purpose of acquiring control of any company. This policy will not prohibit acquisition of a controlling interest in an Underlying Fund.

         2. To the extent that a Portfolio invests in securities of other investment companies, it will only do so in accordance with the provisions of the Investment Company Act in effect at the time of the investment.

         3. No Portfolio will invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         4. No Portfolio will purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.


Investment Policies
         The Portfolios will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds") listed below . In addition, if the Trust receives an exemptive order from the Securities and Exchange Commission "(SEC"), the Portfolios may invest in the same kinds of securities as those in which the Underlying Funds may invest and employ the same investment strategies as any of the Underlying Funds, to the extent
consistent with each Portfolio's investment   objective stated in the
Prospectuses.


         The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. The list of Underlying Funds set forth below may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Manager without shareholder approval.


U.S. Equity
     Aggressive Growth Fund              Fixed Income
     Blue Chip Fund                               Delchester Fund
     Decatur Total Return Fund                    Global Bond Fund
     DelCap Fund                                  Limited-Term Government Fund
     Devon Fund                                   U.S. Government Fund
     Small Cap Value Fund                         High-Yield Opportunities Fund
     Trend Fund
     U.S. Growth Fund                    Money Market
     The Real Estate Investment Trust             Delaware Cash Reserve
Portfolio


International Equity
     Emerging Markets Fund
     International Equity Fund
     International Small Cap Fund
     New Pacific Fund

           The following investment policies relate to the Underlying Funds, consistent with each fund's investment objective as described in the Prospectuses. In addition, if the Trust receives an exemptive order from the SEC, each Portfolio may engage in these investment instruments and strategies directly.


U.S. Government Securities
         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Underlying Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Underlying Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by an Underlying Fund.





Money Market Instruments
         Money market instruments in which the Underlying Funds may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

         Certain types of money market instruments are described below.

         U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S.
banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Underlying Fund to a greater risk of loss. The Underlying Funds will only buy short-term instruments in nations where these risks are minimal. The Underlying Funds will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Underlying Funds.

         Commercial Paper--The Underlying Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

         Corporate Debt--The Underlying Funds may invest in corporate notes and bonds rated A or above. Excerpts from Moody's Investors Service, Inc. ("Moody's") description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.


Rule 144A Securities
         The Underlying Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of an Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the directors of the Underlying Fund and its investment manager will continue to monitor the liquidity of that security to ensure that the Underlying Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

Repurchase Agreements
         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Underlying Funds, if any, would be the difference between the repurchase price and the market value of the security. An Underlying Fund will limit its investments in repurchase agreements to those which the respective investment manager, under the guidelines of the directors of the Underlying Fund, determines to present minimal credit risks and which are of high quality. In addition, each Underlying Fund must have collateral of at least 100% of the repurchase price, including the portion representing such Underlying Fund's yield under such agreements which is monitored on a daily basis. While the Underlying Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. The Underlying Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

         Certain Underlying Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by an Underlying Fund and its agreement to repurchase the security at a specified time and price. An Underlying Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by an Underlying Fund; accordingly, an Underlying Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by an Underlying Fund creates leverage which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, an Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.


Portfolio Loan Transactions
         It is the understanding of the respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to an Underlying Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Underlying Fund involved; 3) the Underlying Fund must be able to terminate the loan after notice, at any time; 4) the Underlying Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities;
5) the Underlying Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of the Underlying Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.


         The major risk to which an Underlying Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the
value of the security goes up. Therefore, the Underlying Fund   will only
enter into loan arrangements after a review of all pertinent facts by the respective investment manager, under the supervision of the directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Credit worthiness will be monitored on an ongoing basis by the respective investment manager.


High-Yield Securities
         Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for an Underlying Fund to attain its investment objective.

Investment Company Securities
         Any investments that certain Underlying Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, an Underlying Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Underlying Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Underlying Fund's total assets in shares of other investment companies. If an Underlying Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Underlying Fund's investments in unregistered investment companies. The Underlying Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

Unseasoned Companies
         Certain Underlying Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which an Underlying Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Mortgage-Backed Securities
         In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Underlying Funds may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Underlying Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed its limit in such securities.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Underlying Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage Dollar Rolls
         Certain Underlying Funds may enter into mortgage "dollar rolls" in which the Underlying Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Underlying Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying Fund to buy a security. If the broker/dealer to whom the Underlying Fund sells the security becomes insolvent, the Underlying Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Underlying Fund is required to repurchase may be worth less than the security that the Underlying Fund originally held, and the return earned by the Underlying Fund with the proceeds of a dollar roll may not exceed transaction costs. The Underlying Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Asset-Backed Securities
         Certain Underlying Funds may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Underlying Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Convertible Securities
         Certain Underlying Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide an Underlying Fund with opportunities which are consistent with an Underlying Fund's investment objectives and policies.

         An Underlying Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         An Underlying Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Underlying Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for an Underlying Fund to obtain accurate market quotations for purposes of pricing the Underlying Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

When-Issued and Delayed Delivery Securities
         Certain Underlying Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. An Underlying Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time an Underlying Fund enters into the commitment and no interest accrues to the Underlying Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Combined Transactions
         Certain Underlying Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of the Underlying Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
         Certain Underlying Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date. The Underlying Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Underlying Fund may be obligated to pay. Interest rate swaps involve the exchange by the Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         An Underlying Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment managers and the Underlying Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, the Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments
         Certain Underlying Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

 "Roll" Transactions

         Certain Underlying Funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which an Underlying Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by an Underlying Fund; accordingly, an Underlying Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. An Underlying Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an Underlying Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Underlying Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of an Underlying Fund's portfolio securities decline while the Underlying Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As an Underlying Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Variable and Floating Rate Notes
         Variable rate master demand notes, in which certain Underlying Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. An Underlying Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between an Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, an Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by an Underlying Fund will be determined by the Underlying Fund's investment manager under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Underlying Fund's investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by an Underlying Fund, the Underlying Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Underlying Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Underlying Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of the Underlying Fund's total assets only if such notes are subject to a demand feature that will permit the Underlying Fund to demand payment of the Principal within seven days after demand by the Underlying Fund. If not rated, such instruments must be found by the Underlying Fund's investment manager under guidelines established by the Board of Directors, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. An Underlying Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Municipal Securities
         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934.

Foreign Securities
         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since an Underlying Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, an Underlying Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Underlying Funds permit it to enter into forward foreign currency exchange contracts in order to hedge the Underlying Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by an Underlying Fund. Payment of such interest equalization tax, if imposed, would reduce an Underlying Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to an Underlying Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock);
(ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Underlying
Fund   may make or enter into will be subject to the special currency rules described above.


Foreign Currency Transactions
         Certain Underlying Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. An Underlying Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When an Underlying Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Underlying Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Underlying Fund in an amount not less than the value of the Underlying Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of an Underlying Fund's commitments with respect to such contracts.

Depositary Receipts
         Certain Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs") and European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Options
         Certain Underlying Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

         Certain Underlying Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on an Underlying Fund's ability to effectively hedge its securities.

         Covered Call Writing -- Certain Underlying Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain the Underlying Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case an Underlying Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to an Underlying Fund of writing covered calls is that the Underlying Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Underlying Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by an Underlying Fund and options on stock indices, an Underlying Fund may enter into closing purchase transactions. A closing purchase transaction is one in which an Underlying Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. An Underlying Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, an Underlying Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, an Underlying Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         An Underlying Fund will write call options only on a covered basis, which means that Underlying Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, the Underlying Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by an Underlying Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         Purchasing Call Options--Certain Underlying Funds may purchase call options to the extent that premiums paid by the Underlying Fund do not aggregate more than 2% of the Underlying Fund's total assets. When an Underlying Fund purchases a call option, in return for a premium paid by an Underlying Fund to the writer of the option, the Underlying Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that an Underlying Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         An Underlying Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. An Underlying Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; an Underlying Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although an Underlying Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that an Underlying Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by an Underlying Fund may expire without any value to the Underlying Fund.

         Writing Put Options--An Underlying Fund may also write put options on a secured basis which means that the Underlying Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Underlying Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for the Underlying Fund's portfolio at a price lower than the current market price of the security. In such event, the Underlying Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Underlying Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Underlying Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         Purchasing Put Options--Certain Underlying Funds may invest in put options. An Underlying Fund will, at all times during which it holds a put option, own the security covered by such option.

         Certain Underlying Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow an Underlying Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Underlying Fund will lose the value of the premium paid. An Underlying Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         An Underlying Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, an Underlying Fund may enter into closing sale transactions. A closing sale transaction is one in which an Underlying Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Over-the-Counter Options and Illiquid Securities -- Certain Underlying Funds may deal in over-the-counter ("OTC") options. The Underlying Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Certain Underlying Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Underlying Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

         As part of these procedures certain Underlying Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Underlying Fund. An Underlying Fund anticipates entering into written agreements with those dealers to whom the Underlying Fund may sell OTC options, pursuant to which the Underlying Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. An Underlying Fund will not engage in OTC options transactions if the amount invested by the Underlying Fund in OTC options plus, with respect to OTC options written by the Underlying Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Underlying Fund in illiquid securities, would exceed 15% of the Underlying Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by an Underlying Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on the Underlying Fund's net assets that may be invested in illiquid securities.

         Options on Foreign Currencies--Certain Underlying Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, an Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         An Underlying Fund may write options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow an Underlying Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an Underlying Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Underlying Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by an Underlying Fund is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian
Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Underlying Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Underlying Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, an Underlying Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Underlying Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Underlying Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, an Underlying Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Underlying Fund's net assets. Should state laws change or an Underlying Fund receives a waiver of their application for, the Underlying Funds reserve the right to increase this percentage.

         Options on Stock Indices--A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to an Underlying Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, an Underlying Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in an Underlying Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an Underlying Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since an Underlying Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, an Underlying Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the investment manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on an Underlying Fund's ability to effectively hedge its securities. An Underlying Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Underlying Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures
         Certain Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Underlying Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Underlying Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by an Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when an Underlying Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by an Underlying Fund with respect to such futures contracts.

         Certain Underlying Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, an Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by an Underlying Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to an Underlying Fund would increase at approximately the same rate, thereby keeping the net asset value of the Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, an Underlying Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Underlying Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, an Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Underlying Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Underlying Fund intends to purchase.

         If a put or call option an Underlying Fund has written is exercised, the Underlying Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, an Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, an Underlying Fund will purchase a put option on a futures contract to hedge the Underlying Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, an Underlying Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if an Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Underlying Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. An Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
         Certain Underlying Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

         When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Underlying Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Underlying Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by the Underlying Fund must be paid to the contract market clearing house while any profit due to the Underlying Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While the Underlying Fund's futures contracts on securities will usually be liquidated in this manner, the Underlying Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         The Underlying Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by the Underlying Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Underlying Fund would increase at approximately the same rate, thereby keeping the net asset value of the Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Underlying Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Underlying Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when the Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Underlying Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Underlying Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option the Underlying Fund has written is exercised, the Underlying Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Underlying Fund will purchase a put option on a futures contract to hedge the Underlying Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Underlying Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Underlying Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Short Sales Against the Box
         Whereas a short sale is the sale of a security an Underlying Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Underlying Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

Forward Foreign Currency Exchange Contracts
         The Underlying Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of an Underlying Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. An Underlying Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Underlying Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, an Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Underlying Fund denominated in such foreign currency.

         Certain Underlying Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, an Underlying Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The investment manager expects to enter into settlement hedges in the normal course of managing the Underlying Funds' foreign investments. The Underlying Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the investment manager.

         Certain Underlying Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an Underlying Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Underlying Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Underlying Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Underlying Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the investment manager's skill in analyzing and predicting currency values. Forward contracts may substantially change an Underlying Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Underlying Fund if currencies do not perform as the investment manager anticipates. For example, if a currency's value rose at a time when the investment manager had hedged an Underlying Fund by selling that currency in exchange for dollars, the Underlying Fund would be unable to participate in the currency's appreciation. If the investment manager hedges currency exposure through proxy hedges, an Underlying Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases an Underlying

Fund's exposure to a foreign currency, and that currency's value declines, the Underlying Fund will realize a loss. There is no assurance that the investment manager's use of forward currency contracts will be advantageous to the Underlying Funds or that it will hedge at an appropriate time.

Foreign Currency Conversion
         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer.

ACCOUNTING AND TAX ISSUES

         When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio reports a realized gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Portfolio for the purchase of a put option is recorded in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Portfolio sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

         (i) The Portfolio must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets;

         (ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) The Portfolio must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Portfolio for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Portfolio as a regulated investment company.

         The Code requires the Portfolios to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Portfolio) to you by December 31 of each year in order to avoid federal excise taxes. The Portfolios intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Portfolio must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Portfolio will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Portfolios are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Portfolio:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Portfolio accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Portfolio actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Portfolio.

         If a Portfolio's Section 988 losses exceed a Portfolio's other investment company taxable income during a taxable year, a Portfolio generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Portfolio shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Portfolio shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Portfolio to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Portfolio's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Portfolio will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Portfolio's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Portfolios may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Portfolio at the end of its fiscal year are invested in securities of foreign corporations, a Portfolio may elect to pass-through to you your pro rata share of foreign taxes paid by a Portfolio. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Portfolio); and
(ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Portfolio at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Portfolio). If a Portfolio elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Portfolio invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Portfolio. In this case, these taxes will be taken as a deduction by a Portfolio, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Portfolio. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Portfolio to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Portfolio. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Portfolios may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Portfolio to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Portfolio held the PFIC shares. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Portfolio. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Portfolio distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Portfolio's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Portfolio would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a

Portfolio were to make this second PFIC election, tax at the Portfolio level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Portfolio (if any), the amounts distributable to you by a Portfolio, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Portfolio acquires shares in that corporation. While a Portfolio will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Portfolio, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Portfolio's income available for distribution to you, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION


         From time to time, each Portfolio may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Portfolio may also advertise aggregate and average total return information of its Classes over additional periods of time. In addition, each Portfolio may include illustrations showing the power of compounding in advertisements and other types of literature


         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                       n
                                P(1 + T) = ERV

         Where:     P =    a hypothetical initial purchase order of $1,000 from
                           which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                    T =    average annual total return;

                    n =    number of years; and

                  ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Portfolios.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Portfolio may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activities and performances of the Portfolios and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of the Portfolios. Any indices used are not managed for any investment goal, and a direct investment in an index is not possible.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With its permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of S&P, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Portfolios may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. In addition, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         From time to time, the Portfolios may quote actual total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees, offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal. Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Total return performance for each Class of the Portfolios will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. The net asset values of the Portfolios fluctuate so shares, when redeemed, may be worth more or less than the original investment, and the Portfolios' results should not be considered a guarantee of future performance.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Trust and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Portfolios', and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                   Number
                          Investment            Price Per         of Shares
                            Amount                Share           Purchased

           Month 1          $100                $10.00               10
           Month 2          $100                $12.50                8
           Month 3          $100                $ 5.00               20
           Month 4          $100                $10.00               10
           -----------------------------------------------------------------
                            $400                $37.50               48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Group of funds.

  TRADING PRACTICES AND BROKERAGE


         Each Portfolio selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of the Portfolio's judgment of the professional capability of such banks, brokers or dealers to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In most instances, trades of fixed-income securities are made on a net basis where the Portfolios either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Portfolio involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Portfolios' Investment Management Agreements higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Portfolios believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Portfolios and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Portfolios may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Portfolios.

Portfolio Turnover
         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Portfolio at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Portfolio shares.

         The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Portfolio's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class - and has agreed to use its best efforts to sell shares of each Portfolio. See the Prospectuses for additional information on how to invest. Shares of the Portfolios are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Portfolios' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of shares of either Portfolio if in the opinion of management such rejection is in such Portfolio's best interests.

         The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
(iii) 2% if shares are redeemed during the fifth year following purchase; and
(iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Portfolio's assets and will receive a proportionate interest in that Portfolio's income, before application, as to Class A, Class B and Class C Shares, of any expenses, if any, under a Portfolio's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Portfolio for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares of each Portfolio permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Portfolio and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares (currently, no more than 0.25% of the average daily net assets of Class A Shares , pursuant to Board action) or to purchase either Class B or Class C Shares of a Portfolio and have the entire initial purchase amount invested in the Portfolio with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features -- Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                               Income Portfolio
                              Balanced Portfolio
                               Growth Portfolio
                                Class A Shares

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Dealer's
                                                                                                     Commission***
                                            Front-End Sales Charge as %                                 as % of
                                      Offering                        Amount                           Offering
Amount of Purchase                      Price                        Invested**                          Price
-------------------------------------------------------------------------------------------------------------------------------

                                                       Income        Balanced       Growth
                                                      Portfolio      Portfolio     Portfolio

Less than $100,000                      4.75%         4.94%          4.94%        4.94%               4.00%

$100,000 but under $250,000             3.75          3.88           3.88         3.88                3.00

$250,000 but under $500,000             2.50          2.59           2.59         2.59                2.00

$500,000 but under $1,000,000*          2.00          2.00           2.00         2.00                1.60

* There is no front-end sales charge on purchases of $1,000,000 or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

** Based upon an initial net asset value of $8.50 per share of the respective Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------
         A Portfolio must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Portfolio. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of front- end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").

--------------------------------------------------------------------------------

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                           Dealer's Commission
                                                           (as a percentage of
                       Amount of Purchase                  amount purchased)
                       ------------------                  -----------------

              Up to $2 million                                   1.00%
              Next $1 million up to $3 million                   0.75
              Next $2 million up to $5 million                   0.50
              Amount over $5 million                             0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) may be aggregated with those of Class A Shares of a Portfolio. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for Class B Shares of each Portfolio:

                                                         Contingent Deferred
                                                         Sales Charge (as a
                                                            Percentage of
                                                            Dollar Amount
              Year After Purchase Made                   Subject to Charge)
              ------------------------                   ------------------

                       0-2                                       4%
                       3-4                                       3%
                       5                                         2%
                       6                                         1%
                       7 and thereafter                         None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Portfolio. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Portfolio (the "Plans"). Each Plan permits the relevant Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Portfolio, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Portfolio may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Portfolio under its Plans, and the Portfolios' Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.

         Pursuant to Board action, the maximum aggregate fee payable by Class A Shares 0.25%. While this describes the current basis for calculating the fees which will be payable under the Class A Shares Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Portfolio may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Portfolio and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B of the same Portfolio. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features -- Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of the Trust, any other fund in the Delaware Group, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Portfolios and any such class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Trust may reasonably require to establish eligibility for purchase at net asset value.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of a Portfolio; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a

Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Portfolios must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Portfolios and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments in Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Portfolio and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Portfolios, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or

Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Portfolio, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Portfolio (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Portfolio or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Portfolios' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.


Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page
43, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Portfolio in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Portfolio in connection with
each purchase.   See Retirement Plans for the Fund Classes under Investment
Plans for information about Retirement Plans.


The Institutional Classes
         The Institutional Class of each Portfolio is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Classes in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Portfolio are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Portfolio and class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Portfolios, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment
- Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Portfolios, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan -- Investors may arrange for a Portfolio to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Portfolio from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Portfolio may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolio.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. A Portfolio will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund

Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Group Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Portfolio and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


Retirement Plans for the Fund Classes
         An investment in either Portfolio may be suitable for tax-deferred
retirement plans.   Delaware Group offers a full spectrum of qualified and
non-qualified retirement plans  , including the 401(k) deferred compensation
plan, Individual Retirement   Account ("IRA"), and the new Roth IRA. See
Appendix A for additional information on IRAs.


         The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans   may be subject to
withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans .

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Portfolio in which shares are being purchased after receipt of the order by the Portfolio or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Portfolio in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Portfolios will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in each Portfolio's financial statements which will be incorporated by reference into Part B.

         Each Portfolio's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Portfolio's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Portfolio represented by the value of shares of such classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and the Class A, Class B and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Portfolio to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Portfolio at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolios may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Portfolio shares, the Distributor, acting as agent of the Portfolios, offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Portfolio or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Portfolios and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Portfolios nor the Portfolios' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Portfolio will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but a Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Portfolio involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Portfolio or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practical, or it is not reasonably practical for a Portfolio fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Portfolio may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Portfolio during any 90-day period for any one shareholder.

         The value of a Portfolio's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Portfolio may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Portfolio involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Portfolio's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                 *     *     *

         Each Portfolio has made available certain redemption privileges, as described below. The Portfolios reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Portfolio before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Portfolio and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolios reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Portfolio, the Portfolio may take up to seven days to pay the shareholder.

         Neither the Portfolios nor the Portfolios' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares of who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Portfolios do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Portfolio's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolios reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

         Each Class of shares of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Portfolio at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Portfolio may deduct from a shareholder's account the costs of the Portfolio's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Portfolio is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES


         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Persons not subject to tax will not be required to pay taxes on distributions. Each Portfolio is treated as a single tax entity and capital gains for each Portfolio will be calculated separately.

         Under the Taxpayer Relief act of 1997 (the "1997 Act"), a Portfolio is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains": securities sold by a Portfolio before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Portfolio after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Portfolio after July 28, 1997 that were held for more than 18 months.
         These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket.

         A portion of each Portfolio's dividends may qualify for the dividends-received deduction for corporations provided in the federal income
tax law. The portion of dividends paid by   a Portfolio that so qualifies will
be designated each year in a notice mailed to   a Portfolio's shareholders,
and cannot exceed the gross amount of dividends received by   a Portfolio from
domestic (U.S.) corporations that would have qualified for the
dividends-received deduction in the hands of   a Portfolio if the Portfolio
was a regular
corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Portfolio were debt-financed or held by a Portfolio for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by the Trust as to the federal income tax status of dividends and distributions paid by their Portfolio.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes . Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

ASSET ALLOCATION AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Portfolios, subject to the supervision and direction of the Trust's Board of Trustees.


         The Manager and its predecessors have been managing the funds in the
Delaware Group since 1938.   On October 31, 1997, the Manager and its
affiliates   within the Delaware Group, including   Delaware International
Advisers Ltd., were managing in the aggregate more than   $38 billion in
assets in the various institutional or separately managed (approximately
$22,496,609,000) and investment company (approximately   $16,012,252,000)
accounts.


         The Asset Allocation Agreement for each Portfolio is dated December 18, 1997 and was approved by the initial shareholder on December 31, 1997. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.

         Except for those expenses borne by the Manager under the Asset Allocation Agreements and the Distributor under the Distribution Agreements, the Portfolios are responsible for all of their own expenses. Among others, these include a Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios for Class A Shares, Class B Shares and Class C Shares reflect the impact of their respective 12b-1 Plans.

         The Manager has elected voluntarily to waive that portion, if any, of the annual Asset Allocation Fees payable by the Portfolios and to pay the Portfolios' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) during the commencement of the public offering of the Portfolios through June 30, 1998.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Portfolio's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Portfolio on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such class.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Portfolios' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Portfolios pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Group. Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.


*Wayne A. Stork (60)
          Chairman and Trustee and/or Director of the Trust and each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
          Chairman, President, Chief Executive Officer  and Director   of DMH
               Corp.,   Delaware Distributors, Inc. and Founders Holdings, Inc.
          Chairman, President, Chief Executive Officer, Chief Investment Officer
               and Director of Delaware Management Company, Inc.
          Chairman, Chief Executive Officer and Director of Delaware
               International Advisers Ltd. and Delaware   International
               Holdings  Ltd.
          Chairman of Delaware Distributors, L.P.
          Director of Delaware Service Company, Inc. and Delaware Investment &
               Retirement Services, Inc.
          Chief Executive Officer of Delvoy, Inc.
          During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.


--------------------
*Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

*Jeffrey J. Nick (44)
         President, Chief Executive Officer, Trustee and/or Director of the
                  Trust and each of the 33 other investment companies in the Delaware Group.
         President, Chief Executive Officer and Director of Delaware Management
                  Holdings, Inc.
         President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc.
         President of Lincoln Funds Corporation.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.



Richard G. Unruh, Jr. (58)
         Executive Vice President of the Trust, each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of the Trust, each of the other 33 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation.
         Director of HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.


Walter P. Babich (70)
         Trustee and/or Director of the Trust and each of the other 33 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA 19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.



--------------------
*Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

Anthony D. Knerr  (59)
         Trustee and/or Director   of the Trust and each of the other 33
         investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
               Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven  (57)
         Trustee and/or Director of the Trust and each of the other 33 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY 10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
               Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth  (77)
         Trustee and/or Director of the Trust and each of the other 33 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Trustee and/or Director of the Trust and each of the other 33 investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402. Mr. Madison has also been Chairman of the Board of Communications
                    Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck  (72)
         Trustee and/or Director of the Trust and each of the other 32 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD .

*David K. Downes (57)
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of the Trust and of each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc.,
                  DMH Corp., Delaware Distributors, Inc., Founders
                  Holdings, Inc. and   Delvoy, Inc.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  Company, Inc.
         President/Chief Operating Officer/Chief Financial Officer and Director
                  of Delaware International of Delaware Service Holdings, Inc. Vice President of Lincoln Funds Corporation.
         Chairman, Chief Executive Officer and Director of Delaware Investment
                  & Retirement Services, Inc.
         Chairman  and Director of Delaware Management Trust Company  .
         Director of Delaware International Advisers Ltd.
                  Before joining the Delaware Group in 1992, Mr. Downes was Chief Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

*George M. Chamberlain, Jr. (50)
           Senior Vice President, Secretary and General Counsel of the Trust and of each of the other 33 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware
                  Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director of DMH
                  Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. , Delaware Capital Management, Inc. and Delvoy, Inc.
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company.
           Senior Vice President and Director of Delaware International
                  Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings  (48)
         Senior Vice President/Corporate Controller of the Trust, each of the other 33 investment companies in the Delaware Group and Founders Holdings, Inc.
         Senior Vice President/Corporate   Controller/Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
         Senior Vice President/Controller and Treasurer of Delvoy, Inc.
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
                  Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation. Treasurer of Lincoln Funds Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of the Trust, each of the other 33 investment companies in the Delaware Group, Delaware Distributors, Inc.
                  and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc. and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager  , Investment Accounting
                  of Delaware Distributors, L.P.
         Senior Vice President and Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice
                  President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


Paul J. Dokas (38)
         Vice President/Portfolio Manager of the Trust.
         Before joining the Delaware Group in 1997, Mr. Dokas was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia, where he held various positions from 1985 to 1997.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation expected to be received from the Trust during its fiscal year and the total compensation expected to be received from all Delaware Group funds during the Trust's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of December 31, 1997.



                                                                               Pension or               Total
                                     Aggregate             Retirement           Estimated            Compensation
                                   Compensation              Benefits            Annual              from all 34
                                   expected to be            Accrued            Benefits              Delaware
                                   received from             as Part              Upon            Group Investment
                                      the Trust           of the Trust         Retirement             Companies
Name
W. Thacher Longstreth                  $1,174                 None              $38,500               $60,000
Ann R. Leven                           $1,176                 None              $38,500               $66,000
Walter P. Babich                       $1,175                 None              $38,500               $65,000
Anthony D. Knerr                       $1,175                 None              $38,500               $65,000
Charles E. Peck                        $1,174                 None              $38,500               $60,000
Thomas F. Madison                      $1,174                 None              $38,500               $60,000



* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an
     eligible director retired as of   December 31, 1997, he or she would be =
     entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Portfolio receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Portfolio account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Portfolios reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Portfolios' Prospectuses, neither the Portfolios nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Portfolio will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Portfolio reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Portfolio within two weeks of an earlier exchange request out of the Portfolio, or (ii) makes more than two exchanges out of the Portfolio per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Portfolio's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Portfolio reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Portfolio also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                *     *     *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.


         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

           U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Portfolios. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios.

         The Manager, or Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager or its affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Portfolio and for the other mutual funds in the Delaware Group.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Portfolios for providing these services consisting of an annual per account charge, in each case, of $11.00 plus, in each case, transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Portfolios. Those services include performing all functions related to calculating each Portfolio's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Portfolios, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the names "Delaware Group" and "Foundation Funds." Under certain circumstances, including the termination of the Trust's advisory relationships with the Manager or its distribution relationships with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" and "Foundation Funds" from the Trust's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Portfolio, Chase maintains a separate account or accounts for the Portfolio; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.

Shareholder and Trustee Liability
         The Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.





Capitalization
         The Trust currently offers three portfolios of shares. Each Portfolio currently offers four classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class represent a proportionate interest in the assets of each Portfolio of the Trust and have the same voting and other rights and preferences, except that shares of Institutional Classes may not vote on matters affecting the Portfolios' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, shareholders of Class B Shares must be given a vote on any material increase in the 12b-1 fees payable by Class A Shares under the Plans for the Portfolios. General expenses of each Portfolio will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Class A, Class B and Class C Shares will be allocated solely to those classes.

Noncumulative Voting
         The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--IRA INFORMATION

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         As illustrated in the following tables, maintaining an IRA remains a valuable opportunity.

         For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net
asset value,   your bottom line at retirement could be lower   or it could
also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return

       15% Tax Bracket                   Single --     $0 - $24,650
       ---------------
                                         Joint  --     $0 - $41,200


                                           How   Much             How Much You
                    Cumulative             You Have             Have With
      End of        Investment               Without            Full IRA
      Year          Amount                   IRA                  Deduction


       1            $ 2,000                $ 1,844               $ 2,200
       5             10,000                 10,929                13,431
      10             20,000                 27,363                35,062
      15             30,000                 52,074                69,899
      20             40,000                 89,231               126,005
      25             50,000                145,103               216,364
      30             60,000                229,114               361,887
      35             70,000                355,438               596,254
      40             80,000                545,386               973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less
15%)]

     28% Tax Bracket                                Single --  $24,651 - $59,750
     ---------------
                                                    Joint  --  $41,201 - $99,600

                                     How Much          How Much You Have
                   Cumulative        You Have          With Full IRA
     End of        Investment        Without           No
     Year          Amount            IRA               Deduction       Deduction
      1            $ 2,000           $ 1,544           $ 1,584         $ 2,200
      5             10,000             8,913             9,670          13,431
     10             20,000            21,531            25,245          35,062
     15             30,000            39,394            50,328          69,899
     20             40,000            64,683            90,724         126,005
     25             50,000           100,485           155,782         216,364
     30             60,000           151,171           260,559         361,887
     35             70,000           222,927           429,303         596,254
     40             80,000           324,512           701,067         973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less
28%)]
[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]

  31% Tax Bracket                 Single -- $59,751 - $124,650
  ---------------
                                  Joint  -- $99,601 - $151,750

                                  How Much             How Much You Have
                Cumulative        You Have              With Full IRA
  End of        Investment        Without              No
  Year          Amount            IRA                  Deduction       Deduction
   1            $ 2,000           $ 1,475              $ 1,518         $ 2,200
   5             10,000             8,467                9,268          13,431
  10             20,000            20,286               24,193          35,062
  15             30,000            36,787               48,231          69,899
  20             40,000            59,821               86,943         126,005
  25             50,000            91,978              149,291         216,364
  30             60,000           136,868              249,702         361,887
  35             70,000           199,536              411,415         596,254
  40             80,000           287,021              671,855         973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less
31%)]
[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


  36% Tax Bracket*                          Single --  $124,651 - $271,050
  ----------------
                                            Joint  --  $151,751 - $271,050

                                  How Much             How Much You Have
                Cumulative        You Have               With Full IRA
  End of        Investment        Without                No
  Year          Amount            IRA                  Deduction       Deduction
   1            $ 2,000           $ 1,362              $ 1,408         $ 2,200
   5             10,000             7,739                8,596          13,431
  10             20,000            18,292               22,440          35,062
  15             30,000            32,683               44,736          69,899
  20             40,000            52,308               80,643         126,005
  25             50,000            79,069              138,473         216,364
  30             60,000           115,562              231,608         361,887
  35             70,000           165,327              381,602         596,254
  40             80,000           233,190              623,170         973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less
36%)]
With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

  39.6% Tax Bracket*                       Single --  over $271,050
  ------------------
                                           Joint  --  over $271,050

                                 How Much             How Much You Have
                Cumulative       You Have             With Full IRA
  End of        Investment       Without              No
  Year          Amount           IRA                  Deduction       Deduction
   1            $ 2,000          $ 1,281              $ 1,329         $ 2,200
   5             10,000            7,227                8,112          13,431
  10             20,000           16,916               21,178          35,062
  15             30,000           29,907               42,219          69,899
  20             40,000           47,324               76,107         126,005
  25             50,000           70,677              130,684         216,364
  30             60,000          101,986              218,580         361,887
  35             70,000          143,965              360,137         596,254
  40             80,000          200,249              588,117         973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)]
[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]

--------------------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY

         The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                      After 5 years               $3,528 more
                           10 years                    $6,113
                           20 years                   $17,228
                           30 years                   $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.


THE POWER OF TAX-DEFERRED COMPOUNDING
         Over time, tax-deferred investing has the potential to double your
investment earnings. The following examples are   based on a   $2000 invested
on January 1  each year and assumes an 8% fixed rate of return, with no
fluctuation in the value of principal. The figures do not reflect the   impact
of any fees or sales charges. These figures are for illustration only and are not intended to represent any future investment results.

            Accumulated Value
             Over 10 years                                 Tax Bracket
             $26, 403                                       39.6%
             $26,881                                        36%
             $27,516                                        31%
             $27,905                                        28%
             $31,828                                        Tax-deferred

             Over 20 years
             $69,544                                        39.6%
             $71, 986                                       36%
             $75,540                                        31%
             $77,767                                        28%
             $102,476                                       Tax-deferred

             Over 40 years
             $254,528                                       39.6%
             $274,662                                       36%
             $305,626                                       31%
             $326,046                                       28%
             $607,355                                       Tax-deferred

FINANCIAL STATEMENTS

         Ernst & Young LLP will serve as the independent auditors for the Trust and, in its capacity as such, will audit the annual financial statements of each of the Portfolios. Each Portfolio's Statement of Net Assets and Liabilities, including the Schedule of Investments and related notes, as of December 31, 1997 follows and have been audited by Ernst & Young LLP.

DELAWARE GROUP FOUNDATION FUNDS
Statements of Assets and Liabilities
December 31, 1997
------------------------------------------------------------------------------

                                                                   Income Portfolio        Balanced Portfolio      Growth Portfolio
                                                                   ----------------------------------------------------------------
Assets:
Investments at market                                                 $ 45,000                  $ 49,000                 $ 49,000
Cash                                                                    50,026                    50,026                   50,026
Deferred organization costs                                             13,871                    13,871                   13,871
                                                                     -------------------------------------------------------------

Total assets                                                         $ 108,897                 $ 112,897                $ 112,897
                                                                     -------------------------------------------------------------


Liabilities:
Payable for Investments Purchased                                     $ 45,000                  $ 49,000                 $ 49,000
Due to Delaware Management Company, Inc.                                13,871                    13,871                   13,871
                                                                     -------------------------------------------------------------

Total liabilities                                                     $ 58,871                  $ 62,871                 $ 62,871
                                                                     -------------------------------------------------------------

Total Net Assets, applicable to 1 A Class share, 1 B Class
     share, 1 C Class share, and 5,882 Institutional Class
     shares (unlimited authorization - no par value)
     outstanding, with respect to each portfolio                      $ 50,026                  $ 50,026                 $ 50,026
                                                                     =============================================================

Net Asset Value per share equivalent to ($50,026 / 5,885
     outstanding shares of beneficial interest, respectively)            $8.50                     $8.50                    $8.50
                                                                     =============================================================

Maximum offering price per share applicable to A Class
     shares ($8.50/0.9525, respectively), reflecting a front-end
     sales charge of 4.75%                                               $8.92                     $8.92                    $8.92
                                                                     =============================================================

                             See accompanying notes

DELAWARE GROUP FOUNDATION FUNDS
Schedule of Investments
December 31, 1997

===============================================================================

Delaware Group Foundation Funds - Income Portfolio


Security Description                       Portfolio Shares        Total Market
-------------------------------------------------------------------------------
Decatur Total Return Fund                          564.334          $   10,000
Trend Fund                                         218.277               3,750
U.S. Growth Fund                                   461.255               5,000
Emerging Markets Fund                              131.165               1,250
International Equity Fund                          174.581               2,500
Delchester Fund                                  1,515.152              10,000
Global Bond Fund                                   471.698               5,000
U.S. Government Income Fund                        966.495               7,500
                                                                    ----------

Total (cost $45,000)                                                $   45,000
                                                                    ==========

Delaware Group Foundation Funds - Balanced Portfolio

Security Description                       Portfolio Shares        Total Market
-------------------------------------------------------------------------------
Decatur Total Return Fund                          564.334          $   10,000
Small Cap Value Fund                               132.462               3,750
Trend Fund                                         218.277               3,750
U.S. Growth Fund                                   691.882               7,500
Emerging Markets Fund                              262.329               2,500
International Equity Fund                          436.453               6,250
Delchester Fund                                    946.970               6,250
U.S. Government Income Fund                      1,159.794               9,000
                                                                    ----------

Total (cost $49,000)                                                $   49,000
                                                                    ==========

Delaware Group Foundation Funds - Growth Portfolio

Security Description                       Portfolio Shares        Total Market
-------------------------------------------------------------------------------
Aggressive Growth Fund                             219.298          $    3,750
Decatur Total Return Fund                          564.334              10,000
Small Cap Value Fund                               132.462               3,750
U.S. Growth Fund                                   922.509              10,000
Emerging Markets Fund                              393.494               3,750
International Equity Fund                          611.034               8,750
Delchester Fund                                    757.576               5,000
U.S. Government Income Fund                        515.464               4,000
                                                                    ----------

Total (cost $49,000)                                                $   49,000
                                                                    ==========



                             See accompanying notes

DELAWARE GROUP FOUNDATION FUNDS
Notes to Financial Statements
December 31, 1997

1.            Organization

              The Delaware Group Foundation Funds (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware Business Trust under a Trust instrument dated October 24, 1997 and offers three portfolios: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). Each portfolio offers four classes of shares. The individual Portfolios have not commenced operations except those related to organizational matters and the sale of 5,885 initial shares of beneficial interest to the initial shareholder, Delaware Management Company, Inc., on December 31, 1997.

              The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Group of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments.


2.            Significant Accounting Policies

              The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Trust.

              Security Valuation - The market value of the Portfolios investments in the Underlying Funds is based on the published net asset value of each share of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange on days when the Exchange is open.

              Deferred Organization Costs - Organization costs have been capitalized by the Portfolios and are being amortized over 60 months beginning with the commencement of operations. In the event any of the initial shares are redeemed by the holder thereof during the period that the Portfolios are amortizing their organization costs, the redemption proceeds payable to the holder thereof by the Portfolios will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

                                     PART C

                                Other Information


Item 24.    Financial Statements and Exhibits

            (a)      Financial Statements:

                   Part A        -   N/A

                   *Part B       -   Statement of Net Assets and Liabilities
                                     Schedule of Investments
                                     Notes to Financial Statements
                                     Accountant's Report

           * The financial statements and Accountant's Report listed above for the Registrant's Income Portfolio, Balanced Portfolio and Growth Portfolio as of December 31, 1997 are included in Part B.

           (b)    Exhibits:

                  (1)   Declaration of Trust.

                        (a) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (2)   By-Laws.

                        (a) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (3)   Voting Trust Agreement. Inapplicable.

                  (4)   Copies of All Instruments Defining the Rights of
                        Holders.

                        (a) Declaration of Trust. Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                        (b) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

PART C - Other Information
(Continued)

                  (5)   Asset Allocation Agreement.

                        (a)   Executed Asset Allocation Agreement (December 18,
                              1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (b)   Executed Asset Allocation Agreement (December 18,
                              1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (c)   Executed Asset Allocation Agreement (December 18,
                              1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                  (6)   (a)   Distribution Agreement. Executed Distribution
                              Agreement (December 18, 1997) between Delaware
                              Distributors, L.P. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No.
                              1 filed on December 30, 1997.

                        (b)   Executed Distribution Agreement (December 18,
                              1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (c)   Executed Distribution Agreement (December 18,
                              1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (d) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                        (e) Dealer's Agreement. Dealer's Agreement (as amended November 1995)(Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                        (f) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

PART C - Other Information
(Continued)

                  (7)   Bonus, Profit Sharing, Pension Contracts.

                        (a) Amended and Restated Profit Sharing Plan (November 17, 1994) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                        (b)   Amendment to Profit Sharing Plan (December 21,
                              1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (8)   Custodian Agreement.

                        (a) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997

                  (9)   Other Material Contracts.

                        (a) Executed Shareholders Services Agreement (December 18, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (b) Executed Fund Accounting Agreement (Module) (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (10) Opinion of Counsel. Opinion of Counsel incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                  (11)  Consent of Auditors. Attached as Exhibit.

                  (12)  Inapplicable.

                  (13)  Subscription Agreement. Attached as Exhibit.

                  (14)  Inapplicable.

                  (15)  Plans under Rule 12b-1.

                        (a) Executed Plan under Rule 12b-1 for Class A of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (b) Executed Plan under Rule 12b-1 for Class B of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (c) Executed Plan under Rule 12b-1 for Class C of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (d) Executed Plan under Rule 12b-1 for Class A of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

PART C - Other Information
(Continued)

                        (e) Executed Plan under Rule 12b-1 for Class B of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (f) Executed Plan under Rule 12b-1 for Class C of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (g) Executed Plan under Rule 12b-1 for Class A of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (h) Executed Plan under Rule 12b-1 for Class B of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                        (i) Executed Plan under Rule 12b-1 for Class C of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                  (16) Schedules of Computation for each Performance Quotation. Inapplicable.

                  (17)  Financial Data Schedules. Attached as Exhibit.

                  (18) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                        (a) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                  (19)  Other: Trustees' Power of Attorney. Powers of Attorney
                               incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

Item  25. Persons Controlled by or under Common Control with Registrant. None.

Item  26. Number of Holders of Securities. None.

Item 27. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Item  28. Business and Other Connections of Investment Adviser.

Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)


The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------

Wayne A. Stork                             Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer and
                                           Director of Delaware Management Company, Inc.; Chairman of the Board, President,
                                           Chief Executive Officer and Director of DMH Corp.,  Delaware Distributors, Inc. and
                                           Founders Holdings, Inc.; Chairman, Chief Executive Officer and Director of  Delaware
                                           International Holdings Ltd. and Delaware International Advisers Ltd.; Chairman of the
                                           Board and Director of the Registrant, each of the other funds in the Delaware Group,
                                           Delaware Management Holdings, Inc., and Delaware Capital Management, Inc.;
                                           Chairman of Delaware Distributors, L.P.;  President and Chief Executive Officer of
                                           Delvoy, Inc.; and Director of Delaware Service Company, Inc. and Delaware Investment
                                           & Retirement Services, Inc.

Richard G. Unruh, Jr.                      Executive Vice President and Director of Delaware Management Company, Inc.;
                                           Executive Vice President of the Registrant, each of the other funds in the Delaware
                                           Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc;
                                           and Director of Delaware International Advisers Ltd.

                                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                                           2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                                           AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                           Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                             Executive Vice President/Chief Investment Officer, Fixed Income of Delaware Management
                                           Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware
                                           Management Holdings, Inc.; Executive Vice President and Director of Founders Holdings,
                                           Inc.; Executive Vice President of Delaware Capital Management, Inc.; and Director of
                                           Founders CBO Corporation

                                           Director, HYPPCO Finance Company Ltd.






* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------
David K. Downes                            Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                           of Delaware Management Company, Inc., DMH Corp, Delaware Distributors, Inc., Founders
                                           Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief Operating Officer and
                                           Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                                           Group, Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Capital
                                           Management, Inc. and Delaware Distributors, L.P.; President, Chief Executive Officer,
                                           Chief Financial Officer and Director of Delaware Service Company, Inc.; President, Chief
                                           Operating Officer, Chief Financial Officer and Director of Delaware International
                                           Holdings Ltd.; Chairman, Chief Executive Officer and Director of Delaware Investment &
                                           Retirement Services, Inc.; Chairman and Director of Delaware Management Trust Company;
                                           Director of Delaware International Advisers Ltd.; and Vice President of Lincoln Funds
                                           Corporation

                                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                           Newtown Square, PA

George M. Chamberlain, Jr.                 Senior Vice President, General Counsel, Secretary and Director of Delaware
                                           Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                                           Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc., Delaware
                                           Investment & Retirement Services, Inc. and Delvoy, Inc.; Senior Vice President,
                                           Secretary and General Counsel of the Registrant, each of the other funds in the Delaware
                                           Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.; Senior
                                           Vice President and Director of Delaware International Holdings Ltd.; Executive Vice
                                           President, Secretary, General Counsel and Director of Delaware Management Trust
                                           Company; Director of Delaware International Advisers Ltd.; Secretary of Lincoln Funds
                                           Corporation













*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------

Richard J. Flannery                        Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                                           Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                                           Distributors, L.P., Delaware Management Trust Company, Delaware Capital
                                           Management, Inc., Delaware Service Company, Inc. and Delaware Investment &
                                           Retirement Services, Inc.;  Executive Vice President/Corporate & International Affairs
                                           and Director of Delaware International Holdings Ltd.;  Senior Vice President/
                                           Corporate and International Affairs and Director of Founders Holdings, Inc. and
                                           Delvoy, Inc.;  Senior Vice President of Founders CBO Corporation; and Director of
                                           Delaware International Advisers Ltd.

                                           Director, HYPPCO Finance Company Ltd.

                                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                           Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                                           Bulltown Rd., Elverton, PA

Michael P. Bishof                          Senior Vice President and Treasurer of the Registrant, each of the other funds in the
                                           Delaware Group and Founders Holdings, Inc.; Senior Vice President/Investment
                                           Accounting of Delaware Management Company, Inc. and Delaware Service Company,
                                           Inc.; Senior Vice President and Treasurer/ Manager, Investment Accounting of
                                           Delaware Distributors, L.P.; Assistant Treasurer of Founders CBO Corporation; and
                                           Senior Vice President and Manager of Investment Accounting of Delaware
                                           International Holdings Ltd.















* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------

Joseph H. Hastings                         Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                           Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                           Distributors, Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P.,
                                           Delaware Service Company, Inc., Delaware International Holdings Ltd. and Delvoy,
                                           Inc.;  Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;  Executive Vice President,
                                           Chief Financial Officer and Treasurer of Delaware Management Trust Company; Chief
                                           Financial Officer and Treasurer of Delaware Investment & Retirement Services, Inc.;
                                           Senior Vice President/Assistant Treasurer of Founders CBO Corporation; and
                                           Treasurer of Lincoln Funds Corporation.

Michael T. Taggart                         Senior Vice President/Facilities Management and Administrative Services of Delaware
                                           Management Company, Inc.

Douglas L. Anderson                        Senior Vice President/Operations of Delaware Management Company, Inc., Delaware
                                           Investment and Retirement Services, Inc. and Delaware Service Company, Inc.; Senior
                                           Vice President/ Operations and Director of Delaware Management Trust Company

James L. Shields                           Senior Vice President/Chief Information Officer of Delaware Management Company,
                                           Inc., Delaware Service Company, Inc. and Delaware Investment & Retirement
                                           Services, Inc.

Eric E. Miller                             Vice President, Assistant Secretary and Deputy General Counsel of the Registrant and
                                           each of the other funds in the Delaware Group, Delaware Management Company, Inc.,
                                           Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                           Delaware Distributors Inc., Delaware Service Company, Inc., Delaware Management
                                           Trust Company, Founders Holdings, Inc., Delaware Capital Management, Inc. and
                                           Delaware Investment & Retirement Services, Inc.;  and Vice President and Assistant
                                           Secretary of Delvoy, Inc.







* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------

Richelle S. Maestro                        Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                                           Registrant, each of the other funds in the Delaware Group, Delaware Management
                                           Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                           Service Company, Inc., DMH Corp., Delaware Management Trust Company,
                                           Delaware Capital Management, Inc., Delaware Investment & Retirement Services,
                                           Inc., Founders Holdings, Inc. and Delvoy, Inc.; Vice President and Secretary of
                                           Delaware International Holdings Ltd.; and Secretary of Founders CBO Corporation;

                                           Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)                           Vice President/Assistant Controller of Delaware Management Company, Inc. and
                                           Delaware Management Trust Company

Bruce A. Ulmer                             Vice President/Director of LNC Internal Audit of Delaware Management Company, Inc., the
                                           Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                                           Inc., DMH Corp., Delaware Management Trust Company and Delaware Investment & Retirement
                                           Services, Inc.; Vice President/Director of Internal Audit of Delvoy, Inc.

Steven T. Lampe                            Vice President/Taxation of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                           DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                           Service Company, Inc., Delaware Management Trust Company, Founders Holdings,
                                           Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware
                                           Investment & Retirement Services, Inc. and Delvoy, Inc.

Christopher Adams                          Vice President/Strategic Planning of Delaware Management Company, Inc. and
                                           Delaware Service Company, Inc.

Susan L. Hanson                            Vice President/Strategic Planning of Delaware Management Company, Inc. and
                                           Delaware Service Company, Inc.






* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------

Dennis J. Mara(4)                          Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                              Vice President/Business Development of Delaware Management Company, Inc. and
                                           Delaware Service Company, Inc.

Lisa O. Brinkley                           Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P., Delaware
                                           Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                           Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.;
                                           Vice President of Delvoy, Inc.

Rosemary E. Milner                         Vice President/Legal Registrations of Delaware Management Company, Inc., the Registrant,
                                           each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                                           Distributors, Inc.

Mary Ellen Carrozza                        Vice President/Client Services of Delaware Management Company, Inc. and the Registrant

Gerald T. Nichols                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group;
                                           Vice President of Founders Holdings, Inc.; and Treasurer, Assistant Secretary and
                                           Director of Founders CBO Corporation

Paul A. Matlack                            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group;
                                           Vice President of Founders Holdings, Inc.; and President and Director of Founders CBO
                                           Corporation.

Gary A. Reed                               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                                           Management, Inc.








* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------

Patrick P. Coyne                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                                           Management, Inc.

Roger A. Early                             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(3)                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                           and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and
                                           each of the equity funds in the Delaware Group

John B. Fields                             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and
                                           each of the equity funds in the Delaware Group and Delaware Capital Management,
                                           Inc.

Gerald S. Frey(4)                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and
                                           each of the equity funds in the Delaware Group

Christopher Beck(5)                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and
                                           each of the equity funds in the Delaware Group

Elizabeth H. Howell(6)                     Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and
                                           the Delaware-Voyageur Tax-Free Minnesota Intermediate, Delaware-Voyageur
                                           Minnesota Insured, Delaware-Voyageur Tax-Free Minnesota, Delaware-Voyageur
                                           Tax-Free Idaho, Delaware-Voyageur Tax-Free Kansas, Delaware-Voyageur Tax-Free
                                           Missouri, Delaware-Voyageur Tax-Free Oregon, Delaware-Voyageur Tax-Free
                                           Washington, Delaware-Voyageur Tax-Free Iowa and Delaware-Voyageur Tax-Free
                                           Wisconsin Funds.







* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                         Positions and Offices with the Manager and its
Business Address *                         Affiliates and Other Positions and Offices Held
------------------                         -----------------------------------------------
Andrew M. McCullagh(7)                     Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and the
                                           Delaware-Voyageur Tax-Free Arizona Insured, Delaware-Voyageur Tax-Free Arizona,
                                           Delaware-Voyageur Tax-Free California Insured, Delaware-Voyageur Tax-Free Colorado,
                                           Delaware-Voyageur Tax-Free New Mexico, Delaware-Voyageur Tax-Free North Dakota and
                                           Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi                              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and
                                           each of the equity funds and the closed-end funds in the Delaware Group

Paul Grillo                                Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Marshall T. Bassett                        Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group.

John Heffern                               Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the equity funds in the Delaware Group.



(1)        SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2)        CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
(3)        INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)        SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(5)        SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(6)        SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(7)        SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May
           1997.

















*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item  29. Principal Underwriters.

            (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

            (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address *                                  with Underwriter                            with Registrant
------------------                                  ----------------                            ---------------

Delaware Distributors, Inc.                         General Partner                             None

Delaware Management
Company, Inc.                                       Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                                    Limited Partner                             None

Wayne A. Stork                                      Chairman                                    Chairman

Bruce D. Barton                                     President and Chief Executive               None
                                                    Officer

David K. Downes                                     Executive Vice President,                   Executive Vice
                                                    Chief Operating Officer                     President/Chief
                                                    and Chief Financial Officer                 Operating Officer/
                                                                                                Chief Financial Officer

George M. Chamberlain, Jr.                          Senior Vice President/Secretary/            Senior Vice President/
                                                    General Counsel                             Secretary/General Counsel

Terrence P. Cunningham                              Senior Vice President/ Financial            None
                                                    Institutions

Thomas E. Sawyer                                    Senior Vice President/                      None
                                                    National Sales Director

Dana B. Hall                                        Senior Vice President/                      None
                                                    Key Accounts

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                        Positions and Offices
Business Address *                               with Underwriter                             with Registrant
------------------                               ----------------                             ---------------
Mac McAuliffe                                    Senior Vice President/Sales                    None
                                                 Manager, Western Division

William F. Hostler                               Senior Vice President/                         None
                                                 Marketing Services

J. Chris Meyer                                   Senior Vice President/                         None
                                                 Director Product Management

Stephen H. Slack                                 Senior Vice President/Wholesaler               None

William M. Kimbrough                             Senior Vice President/Wholesaler               None

Daniel J. Brooks                                 Senior Vice President/Wholesaler               None

Richard J. Flannery                              Senior Vice President/Corporate                Senior Vice President/
                                                 and International Affairs                      Corporate and
                                                                                                International Affairs

Bradley L. Kolstoe                               Senior Vice President/Western                  None
                                                 Division Sales Manager

Henry W. Orvin                                   Senior Vice President/Eastern                  None
                                                 Division Sales Manager - Wire/
                                                 Regional Channel

Michael P. Bishof                                Senior Vice President and Treasurer/           Senior Vice
                                                 Manager, Investment Accounting                 President/Treasurer


Eric E. Miller                                   Vice President/Assistant Secretary/            Vice President/
                                                 Deputy General Counsel                         Assistant Secretary/
                                                                                                Deputy General Counsel



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                        Positions and Offices
Business Address *                               with Underwriter                             with Registrant
------------------                               ----------------                             ---------------

Richelle S. Maestro                              Vice President/                                Vice President/
                                                 Assistant Secretary                            Assistant Secretary

Steven T. Lampe                                  Vice President/Taxation                        Vice President/Taxation

Joseph H. Hastings                               Vice President/Corporate                       Senior Vice President/
                                                  Controller & Treasurer                        Corporate Controller

Lisa O. Brinkley                                 Vice President/Compliance                      Vice President/
                                                                                                Compliance

Rosemary E. Milner                               Vice President/Legal Registrations             Vice President/Legal
                                                                                                Registrations

Daniel H. Carlson                                Vice President/Strategic Marketing             None

Diane M. Anderson                                Vice President/Plan Record Keeping             None
                                                 and Administration

Anthony J. Scalia                                Vice President/Defined Contribution            None
                                                 Sales, SW Territory

Courtney S. West                                 Vice President/Defined Contribution            None
                                                 Sales, NE Territory

Denise F. Guerriere                              Vice President/Client Services                 None

Gordon E. Searles                                Vice President/Client Services                 None

Julia R. Vander Els                              Vice President/Participant Services            None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                        Positions and Offices
Business Address *                               with Underwriter                             with Registrant
------------------                               ----------------                             ---------------

Jerome J. Alrutz                                 Vice President/Retail Sales                    None

Joanne A. Mettenheimer                           Vice President/New Business                    None
                                                 Development

Scott Metzger                                    Vice President/Business Development            None

Stephen C. Hall                                  Vice President/Institutional Sales             None

Gregory J. McMillan                              Vice President/ National Accounts              None

Christopher H. Price                             Vice President/Manager,                        None
                                                 Insurance

Stephen J. DeAngelis                             Vice President/Product                         None
                                                 Development

Zina DeVassal                                    Vice President/Financial Institutions          None

Andrew W. Whitaker                               Vice President/Financial Institutions          None

Jesse Emery                                      Vice President/ Marketing                      None
                                                 Communications

Darryl S. Grayson                                Vice President, Broker/Dealer                  None
                                                 Internal Sales

Susan T. Friestedt                               Vice President/Client Service                  None

Dinah J. Huntoon                                 Vice President/Product                         None
                                                 Manager Equity

Soohee Lee                                       Vice President/Fixed Income                    None
                                                 Product Management

Michael J. Woods                                 Vice President/ UIT Product                    None
                                                 Management

Ellen M. Krott                                   Vice President/Marketing                       None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                               Positions and Offices                        Positions and Offices
Business Address *                               with Underwriter                             with Registrant
------------------                               ----------------                             ---------------

Dale L. Kurtz                                    Vice President/Marketing Support               None

Holly W. Reimel                                  Vice President/Manager, Key Accounts           None

David P. Anderson                                Vice President/Wholesaler                      None

Lee D. Beck                                      Vice President/Wholesaler                      None

Gabriella Bercze                                 Vice President/Wholesaler                      None

Terrence L. Bussard                              Vice President/Wholesaler                      None

William S. Carroll                               Vice President/Wholesaler                      None

William L. Castetter                             Vice President/Wholesaler                      None

Thomas J. Chadie                                 Vice President/Wholesaler                      None

Thomas C. Gallagher                              Vice President/Wholesaler                      None

Douglas R. Glennon                               Vice President/Wholesaler                      None

Ronald A. Haimowitz                              Vice President/Wholesaler                      None

Christopher L. Johnston                          Vice President/Wholesaler                      None

Michael P. Jordan                                Vice President/Wholesaler                      None

Jeffrey A. Keinert                               Vice President/Wholesaler                      None

Thomas P. Kennett                                Vice President/ Wholesaler                     None

Debbie A. Marler                                 Vice President/Wholesaler                      None

Nathan W. Medin                                  Vice President/Wholesaler                      None

Roger J. Miller                                  Vice President/Wholesaler                      None

Patrick L. Murphy                                Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                        Positions and Offices
Business Address *                               with Underwriter                             with Registrant
------------------                               ----------------                             ---------------

Stephen C. Nell                                  Vice President/Wholesaler                      None

Julia A. Nye                                     Vice President/Wholesaler                      None

Joseph T. Owczarek                               Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                        Vice President/Wholesaler                      None

Mark A. Pletts                                   Vice President/Wholesaler                      None

Philip G. Rickards                               Vice President/Wholesaler                      None

Laura E. Roman                                   Vice President/Wholesaler                      None

Linda Schulz                                     Vice President/Wholesaler                      None

Edward B. Sheridan                               Vice President/Wholesaler                      None

Robert E. Stansbury                              Vice President/Wholesaler                      None

Julia A. Stanton                                 Vice President/Wholesaler                      None

Larry D. Stone                                   Vice President/Wholesaler                      None

Edward J. Wagner                                 Vice President/Wholesaler                      None

Wayne W. Wagner                                  Vice President/Wholesaler                      None

John A. Wells                                    Vice President/Marketing Technology            None

Scott Whitehouse                                 Vice President/Wholesaler                      None







* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(c)           Not Applicable.

PART C - Other Information
(Continued)



Item  30.       Location of Accounts and Records.

                All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia,
                PA 19103 or One Commerce Square, Philadelphia, PA
                19103.

Item 31.        Management Services.  None.

Item 32.        Undertakings.

                (a)      Not Applicable.

                (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of the Income Portfolio, the Balanced Portfolio and the Growth Portfolio.

                (c)      The Registrant hereby undertakes to
                         furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                (d)      The Registrant hereby undertakes to
                         promptly call a meeting of shareholders
                         for the purpose of voting upon the
                         question of removal of any trustee when
                         requested in writing to do so by the
                         record holders of not less than 10% of
                         the outstanding shares.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of January, 1998. .


                                                DELAWARE GROUP FOUNDATION FUNDS

                                                    By /s/ Wayne A. Stork
                                                    ----------------------------
                                                            Wayne A. Stork
                                                               Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 Signature                                                    Title                              Date
                 ---------                                                    -----                              ----

/s/Wayne A. Stork                                         Chairman of the Board and Trustee                   January 15, 1998
---------------------------------------
Wayne A. Stork

/s/David K. Downes                                        Executive Vice President/Chief Operating            January 15, 1998
--------------------------------------                    Officer/Chief Financial Officer and Trustee
David K. Downes                                           (Principal Financial Officer and
                                                          Principal Accounting Officer)

/s/Walter P. Babich                     *                 Trustee                                             January 15, 1998
-----------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                   *                   Trustee                                             January 15, 1998
---------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                         *                 Trustee                                             January 15, 1998
-----------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth           *                      Trustee                                             January 15, 1998
------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                *                     Trustee                                             January 15, 1998
-------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                        *               Trustee                                             January 15, 1998
-------------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                       *                Trustee                                             January 15, 1998
------------------------------------------
Charles E. Peck

                                                    *By /s/ Wayne A. Stork
                                                        ----------------------------------
                                                               Wayne A. Stork
                                                           as Attorney-in-Fact for
                                                        each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                            Exhibit
-----------                            -------

EX-99.B11                              Consent of Independent Auditors

EX-99.B13                              Subscription Agreement

EX-27                                  Financial Data Schedules
(Exhibit 17)